Post-Employment Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Post-Employment Benefits
Post-Employment Benefits

Note 10

Post-Employment Benefits

Prior to separation, AbbVie employees participated in certain U.S. and international defined benefit pension and other post-employment plans sponsored by Abbott.  These plans included participants of Abbott’s other businesses and were accounted for as multi-employer plans in AbbVie’s combined financial statements.  As a result, no asset or liability was recorded by AbbVie in the historical balance sheets through December 31, 2012 to recognize the funded status of these plans.  In connection with the separation of AbbVie from Abbott on January 1, 2013, these plans were separated and AbbVie assumed obligations previously provided by Abbott and a portion of certain plans owned by AbbVie at December 31, 2012 were transferred to Abbott.

The amounts shown in the table below reflect the amount of AbbVie’s assumption of the net obligations for pension and other post-employment benefits.

(in millions)	Defined benefit plans	Other post-employment plans
Accumulated benefit obligation	$2,407	$270
Deferred losses	(1,392)	(46)

Projected benefit obligations	2,873	270
Fair value of assets	2,252	—
Net liability	$621	$270

Net Periodic Benefit Cost

	Defined benefit plans		Other post- employment plans
for the three months ended March 31 (in millions)	2013	2012	2013	2012
Service cost	$47	$4	$6	$—
Interest cost	48	8	6	—
Expected return on plan assets	(66)	(5)	—	—
Amortization of actuarial losses and prior service costs	28	—	—	—
Net periodic pension benefit cost	$57	$7	$12	$—

In the first quarter of 2013, AbbVie made a voluntary contribution of $145 million to its main domestic defined benefit pension plan.

Note 9  Post-Employment Benefits

Abbott Sponsored Plans

AbbVie employees participated in certain U.S. and international defined benefit pension and other post-employment plans sponsored by Abbott. These plans included participants of Abbott's other businesses and were accounted for as multiemployer plans in AbbVie's combined financial statements. As a result, no asset or liability was recorded by AbbVie in the historical balance sheets through December 31, 2012 to recognize the funded status of these plans. Abbott made voluntary contributions to its defined benefit pension funds that AbbVie accounts for as multiemployer plans totaling $310 million, $289 million and $439 million in 2012, 2011 and 2010, respectively. The multiemployer pension plans were approximately 94 percent and 99 percent funded as of December 31, 2012 and 2011, respectively. In connection with the separation of AbbVie from Abbott on January 1, 2013, these plans will be separated and Abbott will transfer certain liabilities and assets of these plans to AbbVie. The estimated amounts that will be assumed by AbbVie in 2013 are shown in the table below.

(in millions)	Defined benefit plans	Other post-employment plans

Accumulated benefit obligations	$2,456	$318
Deferred losses	(1,422)	(59)
Projected benefit obligations	2,929	318
Fair value of assets	2,295	—

Net liability	$634	$318

For Abbott sponsored defined benefit and post-employment benefit plans, AbbVie recorded expenses of $200 million in 2012 and $150 million in both 2011 and 2010.

AbbVie Sponsored Plans

AbbVie is the sole sponsor for certain other defined benefit pension and other post-employment plans, which have been reflected in the combined balance sheets as of December 31, 2012 and 2011. During 2012, in preparation for the separation from Abbott, certain pension and other post-employment benefit plans were assumed by AbbVie and have been reflected in the December 31, 2012 combined balance sheet. AbbVie made voluntary contributions to the AbbVie sponsored pension plans of $46 million, $64 million and $50 million in 2012, 2011 and 2010, respectively. In the first quarter of 2013, AbbVie made a voluntary contribution of $145 million to its main domestic defined benefit pension plan, which was assumed in 2013.

The benefit plan information in the table below pertains to the AbbVie sponsored pension and other post-employment plans.

	Defined benefit plans		Other post-employment plans
as of and for the years ended December 31 (in millions)	2012	2011	2012

Projected benefit obligations
Beginning of period	$649	$636	$—
Service cost	21	18	—
Interest cost	38	32	—
Assumption of plan liabilities	797	—	231
Actuarial loss (gain)	182	(1)	—
Benefits paid	(40)	(35)	—
Other, primarily foreign currency translation loss (gain)	22	(1)	—

End of period	$1,669	$649	$231

Fair value of plan assets
Beginning of period	$230	$201	$—
Actual return on plans assets	42	—	—
Company contributions	46	64	—
Assumption of plan assets	620	—	—
Benefits paid	(40)	(35)	—

End of period	898	230	—

Funded status at December 31	$(771)	$(419)	$(231)

Amounts recognized in combined balance sheets
Other assets	$11	$—	$—
Current liabilities	(27)	(22)	(7)
Long-term liabilities	(755)	(397)	(224)

Net liability at December 31	$(771)	$(419)	$(231)

Actuarial losses, net	$526	$97	$69
Prior service cost	10	1	(1)

AOCI at December 31	$536	$98	$68

The projected benefit obligations (PBO) in the table above included $1.1 billion and $405 million at December 31, 2012 and 2011, respectively, related to international defined benefit pension plans which are generally not funded, in accordance with local regulations. Benefit payments for those plans are funded from company assets.

For plans reflected in the table above, the accumulated benefit obligations (ABO) were $1.5 billion and $620 million at December 31, 2012 and 2011, respectively. For those plans reflected in the table above in which the ABO exceeded plan assets at December 31, 2012, the ABO, PBO and aggregate plan assets were $951 million, $1.0 billion and $278 million, respectively.

Amounts Recognized in AOCI and OCI

The pension and other post-employment plans' gains or losses and prior service costs or credits not yet recognized in net periodic benefit cost are recognized on a net-of-tax basis in AOCI and will be amortized to net periodic benefit cost in the future. The following is a summary of the pretax losses included in OCI for 2012 and 2011.

(in millions)

Actuarial loss	$167
Prior service cost	9
Amortization of prior service cost and actuarial losses	(7)
Foreign exchange loss	5

Total pretax loss recognized in OCI at December 31, 2012	$174

Actuarial loss	$19
Amortization of prior service cost and actuarial losses	(2)
Foreign exchange loss	2

Total pretax loss recognized in OCI at December 31, 2011	$19

The pretax amount of actuarial losses and prior service cost included in AOCI at December 31, 2012 that is expected to be recognized in the net periodic benefit cost in 2013 is $32 million for defined benefit plans and $3 million for other post-employment plans.

Net Periodic Benefit Cost

years ended December 31 (in millions)	2012	2011	2010

Service cost	$21	$18	$15
Interest cost	38	32	32
Expected return on plans assets	(29)	(21)	(16)
Amortization of actuarial losses and prior service costs	7	2	1

Net periodic pension benefit cost	$37	$31	$32

Weighted-Average Assumptions Used in Determining Benefit Obligations at the Measurement Date

	2012	2011

Discount rate	4.0%	5.1%
Rate of compensation increases	3.9%	4.2%

The assumptions above, which were used in calculating the December 31, 2012 measurement date benefit obligations, will be used in the calculation of net periodic benefit cost in 2013.

Weighted-Average Assumptions Used in Determining Net Periodic Benefit Cost

	2012	2011	2010

Discount rate	5.1%	5.0%	5.4%
Expected long-term rate of return on plan assets	8.5%	8.5%	8.5%
Expected rate of change in compensation	4.2%	4.1%	3.7%

Pension Plan Assets

		Basis of fair value measurement
(in millions)	Balance at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Equities
U.S. large cap(a)	$232	$232	$—	$—
U.S. mid cap(b)	45	31	14	—
International(c)	276	234	42	—
Fixed income securities
U.S. government securities(d)	73	24	49	—
Corporate debt instruments(e)	109	93	16	—
Government Securities International	26	26	—	—
Other	2	1	1	—
Absolute return funds(f)	90	22	37	31
Real assets	18	9	7	2
Other(g)	27	27	—	—

Fair value of plan assets	$898	$699	$166	$33

		Basis of fair value measurement
(in millions)	Balance at December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Equities
U.S. large cap(a)	$54	$53	$1	$—
U.S. mid cap(b)	17	5	12	—
International(c)	27	2	25	—
Fixed income securities
U.S. government securities(d)	35	16	19	—
Corporate debt instruments(e)	14	3	11	—
Other	2	2	—	—
Absolute return funds(f)	71	12	32	27
Other(g)	10	2	8	—

Fair value of plan assets	$230	$95	$108	$27

(a)
A mix of index funds that track the S&P 500 (50 percent in 2012 and 45 percent in 2011) and separate actively managed equity accounts that are benchmarked to the Russell 1000 (50 percent in 2012 and 55 percent in 2011).

(b)
A mix of index funds (75 percent) and separate actively managed equity accounts (25 percent) that track or are benchmarked to the S&P 400 midcap index.
(c)
Primarily separate actively managed pooled investment accounts that are benchmarked to the MSCI emerging market and various local indices.

(d)
Index funds (50 percent in 2012 and 45 percent in 2011) and separate actively managed accounts (50 percent in 2012 and 55 percent in 2011).

(e)
Index funds (20 percent in 2012 and 40 percent in 2011) and separate actively managed accounts (80 percent in 2012 and 60 percent in 2011).

(f)
Primarily funds invested by managers that have a global mandate with the flexibility to allocate capital broadly across a wide range of asset classes and strategies including, but not limited to equities, fixed income, commodities, interest rate futures, currencies and other securities to outperform an agreed upon benchmark with specific return and volatility targets.

(g)
Primarily investments in liquid commodity future contracts, private energy funds, cash and cash equivalents.

Equities that are valued using quoted prices are valued at the published market prices. Equities in a common collective trust or a registered investment company that are valued using significant other observable inputs are valued at the net asset value (NAV) provided by the fund administrator. The NAV is based on the value of the underlying assets owned by the fund minus its liabilities. Fixed income securities that are valued using significant other observable inputs are valued at prices obtained from independent financial service industry-recognized vendors. Absolute return funds and commodities are valued at the NAV provided by the fund administrator.

The following table summarizes the change in the value of plan assets that are measured using significant unobservable inputs (Level 3).

(in millions)	2012	2011

January 1	$27	$22
Transfers in from other categories	—	3
Actual return on plan assets on hand at year end	3	(1)
Purchases, sales and settlements, net	3	3

December 31	$33	$27

The investment mix of equity securities, fixed income and other asset allocation strategies is based upon achieving a desired return, balancing higher return, more volatile equity securities, and lower return, less volatile fixed income securities. Investment allocations are made across a range of markets, industry sectors, capitalization sizes, and in the case of fixed income securities, maturities and credit quality. There are no known significant concentrations of risk in the plans' assets.

The plans' expected return on assets, as shown above is based on management's expectations of long-term average rates of return to be achieved by the underlying investment portfolios. In establishing this assumption, management considers historical and expected returns for the asset classes in which the plans are invested, as well as current economic and capital market conditions.

Expected Pension and Other Post-Employment Payments

(in millions)	Defined benefit plans	Other post-employment plans

2013	$58	$7
2014	59	7
2015	60	8
2016	64	8
2017	65	9
2018 to 2022	363	53

The above table reflects total benefit payments expected to be paid to participants, which includes payments funded from company assets as well as paid from the plans.

Other

AbbVie employees also participate in the Abbott Laboratories Stock Retirement Plan, which is Abbott's principal defined contribution plan. AbbVie recorded expense of $67 million, $68 million and $65 million for the years ended December 31, 2012, 2011 and 2010, respectively, related to this plan.

AbbVie provides certain other post-employment benefits, primarily salary continuation plans, to qualifying employees and accrues for the related cost over the service lives of the employees.